Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Pay for PEO(1)(2)	Compensation Actually Paid to PEO(3)(4)	Average Summary Compensation Table Pay for Non-PEO Named Executive Officers(1)(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(3)(4)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(5)	Net Income (Loss)(6)	Adjusted OIBDA(6)(7)
2023	$6,447,749	$5,138,721	$2,535,455	$2,064,835	$62	$98	$(430.4)	$451.0
2022	7,814,576	4,038,555	2,998,036	1,433,928	67	81	147.9	472.4
2021	9,324,031	12,674,219	3,752,521	5,062,288	102	116	35.6	340.3
2020	5,541,493	2,629,435	2,259,925	1,080,652	74	115	(61.0)	233.3

Company Selected Measure Name	Adjusted OIBDA
Named Executive Officers, Footnote	For each year shown, the Chief Executive Officer, or principal executive officer (“PEO”) was Mr. Male and the other, non-PEO NEOs (“Other NEOs”) were Messrs. Siegel, Sriubas, Punter and Sauer.
PEO Total Compensation Amount	$ 6,447,749	$ 7,814,576	$ 9,324,031	$ 5,541,493
PEO Actually Paid Compensation Amount	$ 5,138,721	4,038,555	12,674,219	2,629,435
Adjustment To PEO Compensation, Footnote	In accordance with the SEC rules, the “Actual Pay” reflected in this column is computed by (i) subtracting the amounts in the “Stock Awards” column of the SCT for each year from the “Total” column of the SCT and then, (ii) adding the fair value as of the end of the fiscal year of awards granted during the year that are outstanding and unvested as of the end of the year, (iii) adding the change in fair value from the last day of the prior year to the last day of the reported year of equity awards that are outstanding and unvested, (iv) adding the change in fair value of awards (or portion thereof) that vested in the reported year as of the vesting date, compared to the fair value from the last day of the prior year, (v) adding the value of accrued dividends paid in the reporting year, (vi) subtracting the fair value as of the last day of the prior year of equity awards that forfeited during the reported year. Fair values of awards are computed in a manner consistent with the fair value methodology used to account for share-based payments in the Company’s financial statements completed according to the U.S. generally accepted accounting principle (“GAAP”). The values reflected in the columns “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO Named Executive Officers” for 2021 and 2020 reflect adjustments that re-allocated the forfeiture of the 2020 annual PRSUs from 2021 actual pay to 2020 actual pay, based on the below threshold actual achievement known as of December 31, 2020. Actual pay for our PEO and average actual pay for our Other NEOs was computed as follows for 2023:

	2023
	PEO	Other NEOs (Average)
SCT total	6,447,749	2,535,455
Minus SCT “Stock Awards” column value	(3,999,989)	(1,524,992)
Plus the fair value as of end of fiscal year of awards granted during year that are outstanding and unvested as of end of year	2,317,458	883,542
Plus the change in fair value from last day of prior year to last day of year of equity awards that are outstanding and unvested	(455,492)	(177,216)
Plus the change in fair value from last day of prior year to vesting date of unvested equity awards that vested during year	542,430	227,579
Plus the value of accrued dividends paid in the reporting year	286,565	120,467
Total Compensation Actually Paid	5,138,721	2,064,835

Non-PEO NEO Average Total Compensation Amount	$ 2,535,455	2,998,036	3,752,521	2,259,925
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,064,835	1,433,928	5,062,288	1,080,652
Adjustment to Non-PEO NEO Compensation Footnote	In accordance with the SEC rules, the “Actual Pay” reflected in this column is computed by (i) subtracting the amounts in the “Stock Awards” column of the SCT for each year from the “Total” column of the SCT and then, (ii) adding the fair value as of the end of the fiscal year of awards granted during the year that are outstanding and unvested as of the end of the year, (iii) adding the change in fair value from the last day of the prior year to the last day of the reported year of equity awards that are outstanding and unvested, (iv) adding the change in fair value of awards (or portion thereof) that vested in the reported year as of the vesting date, compared to the fair value from the last day of the prior year, (v) adding the value of accrued dividends paid in the reporting year, (vi) subtracting the fair value as of the last day of the prior year of equity awards that forfeited during the reported year. Fair values of awards are computed in a manner consistent with the fair value methodology used to account for share-based payments in the Company’s financial statements completed according to the U.S. generally accepted accounting principle (“GAAP”). The values reflected in the columns “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO Named Executive Officers” for 2021 and 2020 reflect adjustments that re-allocated the forfeiture of the 2020 annual PRSUs from 2021 actual pay to 2020 actual pay, based on the below threshold actual achievement known as of December 31, 2020. Actual pay for our PEO and average actual pay for our Other NEOs was computed as follows for 2023:

	2023
	PEO	Other NEOs (Average)
SCT total	6,447,749	2,535,455
Minus SCT “Stock Awards” column value	(3,999,989)	(1,524,992)
Plus the fair value as of end of fiscal year of awards granted during year that are outstanding and unvested as of end of year	2,317,458	883,542
Plus the change in fair value from last day of prior year to last day of year of equity awards that are outstanding and unvested	(455,492)	(177,216)
Plus the change in fair value from last day of prior year to vesting date of unvested equity awards that vested during year	542,430	227,579
Plus the value of accrued dividends paid in the reporting year	286,565	120,467
Total Compensation Actually Paid	5,138,721	2,064,835

Compensation Actually Paid vs. Total Shareholder Return
The following graphs illustrate the relationship, during the period beginning January 1, 2020 and ending December 31, 2023, of the compensation actually paid to our PEO and the average compensation actually paid to our Other NEOs (each as set forth in the table above), to (i) the Company’s cumulative TSR and the cumulative TSR of the constituent companies in the S&P 500 Media Industry Index, which represents the peer group below, (ii) our GAAP net income, and (iii) our Adjusted OIBDA, in each case, as set forth in the table above.

Compensation Actually Paid vs. Net Income
The following graphs illustrate the relationship, during the period beginning January 1, 2020 and ending December 31, 2023, of the compensation actually paid to our PEO and the average compensation actually paid to our Other NEOs (each as set forth in the table above), to (i) the Company’s cumulative TSR and the cumulative TSR of the constituent companies in the S&P 500 Media Industry Index, which represents the peer group below, (ii) our GAAP net income, and (iii) our Adjusted OIBDA, in each case, as set forth in the table above.

Compensation Actually Paid vs. Company Selected Measure
The following graphs illustrate the relationship, during the period beginning January 1, 2020 and ending December 31, 2023, of the compensation actually paid to our PEO and the average compensation actually paid to our Other NEOs (each as set forth in the table above), to (i) the Company’s cumulative TSR and the cumulative TSR of the constituent companies in the S&P 500 Media Industry Index, which represents the peer group below, (ii) our GAAP net income, and (iii) our Adjusted OIBDA, in each case, as set forth in the table above.

Total Shareholder Return Vs Peer Group
The following graphs illustrate the relationship, during the period beginning January 1, 2020 and ending December 31, 2023, of the compensation actually paid to our PEO and the average compensation actually paid to our Other NEOs (each as set forth in the table above), to (i) the Company’s cumulative TSR and the cumulative TSR of the constituent companies in the S&P 500 Media Industry Index, which represents the peer group below, (ii) our GAAP net income, and (iii) our Adjusted OIBDA, in each case, as set forth in the table above.

Tabular List, Table

Financial Performance Measures
Adjusted OIBDA
AFFO

Total Shareholder Return Amount	$ 62	67	102	74
Peer Group Total Shareholder Return Amount	98	81	116	115
Net Income (Loss)	$ (430,400,000)	$ 147,900,000	$ 35,600,000	$ (61,000,000.0)
Company Selected Measure Amount	451,000,000.0	472,400,000	340,300,000	233,300,000
PEO Name	Mr. Male
Additional 402(v) Disclosure	The values reflected in this column reflect the “Total” compensation set forth in the 2023 Summary Compensation Table (“SCT”). See the footnotes to the SCT for further detail regarding the amounts in this column.The PRSU portion of the one-time long-term equity incentive awards granted to the PEO and Other NEOs in 2021 had an estimated grant date fair value of $28.54 per unit as of February 20, 2021, and a total fair value of $44.21 per unit based on the probable outcome of the performance conditions as of December 31, 2021.Reflects the cumulative total shareholder return (“TSR”) of the Company and the cumulative TSR of the Standard & Poor’s 500 (“S&P 500”) Media Industry Index, as applicable, for the year ended December 31, 2020, for the two-years ended December 31, 2021, the three-years ended December 31, 2022 and the four-years ended December 31, 2023, assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends.Amounts in millions.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted OIBDA
Non-GAAP Measure Description	The SEC rules require us to designate a “company-selected measure” that in our assessment represents the most important financial performance measure (that is not TSR or net income) used by the Company to link the “Actual Pay” of our NEOs for the most recently completed fiscal year to our performance. We selected Adjusted OIBDA as this measure for 2023. Adjusted OIBDA is a non-GAAP measure. For reconciliations of operating income to Adjusted OIBDA referenced throughout this section, see the section entitled “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Analysis of Results of Operations—Reconciliation of Non-GAAP Financial Measures,” on pages 45-47 of our Annual Report on Form 10-K for the year ended December 31, 2023. This performance measure may not have been the most important financial performance measure for years presented in this section and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name	AFFO
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,999,989)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,317,458
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(455,492)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	542,430
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	286,565
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,524,992)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	883,542
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(177,216)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	227,579
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 120,467